Income Taxes - Schedule of Changes in Balance of Gross Unrecognized Tax Benefits (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 949
Beginning balance adjustment		$ 927
Increases related to tax positions taken from prior years	59	22
Ending balance	$ 1,008	$ 949